Earnings per Share ("EPS")	6 Months Ended
Jun. 30, 2024
Earnings per Share ("EPS")
Earnings per Share ("EPS")

Note 19 - Earnings per Share ("EPS")

	For the three months ended June 30,
	2024			2023
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$79.5	192.3	$0.41	$184.5	191.9	$0.96
Effect of dilutive securities	—	0.2	—	—	0.3	—
Diluted earnings per share	$79.5	192.5	$0.41	$184.5	192.2	$0.96

	For the six months ended June 30,
	2024			2023
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$224.0	192.2	$1.17	$341.0	191.9	$1.78
Effect of dilutive securities	—	0.2	(0.01)	—	0.3	(0.01)
Diluted earnings per share	$224.0	192.4	$1.16	$341.0	192.2	$1.77

For the three months ended June 30, 2024, 6,560 stock options (Q2 2023 – 59,636 stock options) were excluded in the computation of diluted EPS due to being anti-dilutive. For the six months ended June 30, 2024, 1,282 stock options (H1 2023 – 47,767 stock options) were excluded in the computation of diluted EPS due to being anti-dilutive.